REAL ESTATE (Schedule of Acquisitions) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Land	$ 32,433
Buildings	125,683
Acquired in-place lease values	8,180
Total purchase price	166,296
Mortgage notes placed/assumed	(110,029)
Total cash paid	$ 56,267